Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
2013	$ 421,504
2014	461,839
2015	440,646
2016	417,343
2017	371,818
2018 and thereafter	610,739
Total	$ 2,723,889